Special Cash Dividend (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Special Cash Dividend
Dividends paid	$ 194,401	$ 200,131
S 2023 dividends
Special Cash Dividend
Dividends payable, date declared		2023-05
Cash dividend declared (US$/share)		$ 0.85
Dividends payable, date of record		Jun. 26, 2023
Dividends paid		$ 200,100
Dividends payable, date to be paid		2023-07
S 2024 Dividends
Special Cash Dividend
Dividends payable, date declared	2024-03
Cash dividend declared (US$/share)	$ 0.82
Dividends payable, date of record	Apr. 12, 2024
Dividends paid	$ 199,400
Dividends payable, date to be paid	2024-05
ADS | S 2023 dividends
Special Cash Dividend
Cash dividend declared (US$/share)		$ 0.85
ADS | S 2024 Dividends
Special Cash Dividend
Cash dividend declared (US$/share)	$ 0.82